BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 1,547,579	$ 1,055,895
Prepaid expenses	116,938	134,263
Total current assets	1,664,517	1,190,158
Property and equipment, net	18,716	24,188
Other assets:
Deposits	17,084	27,612
Total assets	1,700,317	1,241,958
Current liabilities:
Accounts payable and accrued expenses, including $27,375 and $15,755 to related parties as of December 31, 2017 and 2016, respectively	473,098	373,103
Dividends payable	447,901	359,891
Warrant liability	2,358,240	1,937,234
Derivative liability	685,922	288,934
Total current liabilities	3,965,161	2,959,162
Convertible Preferred Stock	985,000	1,070,000
Stockholders’ deficit
Preferred stock
Common stock, $0.001 par value, authorized 200,000,000 shares, 29,321,204 and 22,588,184 issued and outstanding as of December 31, 2017 and 2016, respectively	29,321	22,588
Additional paid in capital	53,215,635	41,019,251
Commitments and contingencies	29,985
Accumulated deficit	(56,524,786)	(43,829,043)
Total stockholders’ deficit	(3,249,844)	(2,787,204)
Total liabilities and stockholders’ deficit	1,700,317	1,241,958
Series C Preferred Stock [Member]
Current liabilities:
Dividends payable	419,283	359,891
Series D Preferred Stock [Member]
Stockholders’ deficit
Preferred stock	$ 1	$ 0